PARENT COMPANY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
PARENT COMPANY FINANCIAL INFORMATION

NOTE V - PARENT COMPANY FINANCIAL INFORMATION

The balance sheets, statements of income and cash flows for The First Bancshares, Inc. (parent company only) follow.

Condensed Balance Sheets

	December 31,
	2011	2010
Assets:
Cash and cash equivalents	$6,391	$11,819,433
Investment in subsidiary bank	69,263,750	54,659,166
Investments in statutory trusts	310,000	310,000
Other securities	100,000	100,000
Premises and equipment	368,623	368,623
Other	741,012	204,364
	$70,789,776	$67,461,586
Liabilities and Stockholders’ Equity:
Subordinated debentures	$10,310,000	$10,310,000
Other	54,495	53,501
Stockholders’ equity	60,425,281	57,098,085
	$70,789,776	$67,461,586

Condensed Statements of Income

	Years Ended December 31,
	2011	2010
Income:
Interest and dividends	$5,626	$799
Dividend income	530,000	650,000
Other	-	1,500
	535,626	652,299
Expenses:
Interest on borrowed funds	187,117	187,160
Legal	820,935	303,003
Other	313,754	135,028
	1,321,806	625,191
Income (loss) before income taxes and equity in undistributed income of subsidiary	(786,180)	27,108
Income tax benefit	691,846	155,197
Income (loss) before equity in undistributed income of subsidiary	(94,334)	182,305
Equity in undistributed income of subsidiary	2,965,772	2,366,439

Net income	$2,871,438	$2,548,744

Condensed Statements of Cash Flows

	Years Ended December 31,
	2011	2010
Cash flows from operating activities:
Net income	$2,871,438	$2,548,744
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed income of subsidiary	(2,965,772)	(2,366,439)
Restricted stock expense	119,320	12,610
Other, net	(542,585)	(68,920)
Net cash provided by (used in) operating activities	(517,599)	125,995

Cash flows from investing activities:
Investment in subsidiary bank	(10,500,000)	-
Net cash used in investing activities	(10,500,000)	-

Cash flows from financing activities:
Dividends paid on common stock	(452,983)	(452,980)
Dividends paid on preferred stock	(342,460)	(261,814)
Exercise of stock options	-	-
Proceeds from issuance of preferred stock and warrant	-	12,123,000
Net cash provided by (used in) financing activities	(795,443)	11,408,206

Net increase (decrease) in cash and cash equivalents	(11,813,042)	11,534,201
Cash and cash equivalents at beginning of year	11,819,433	285,232

Cash and cash equivalents at end of year	$6,391	$11,819,433